Property and Equipment, Net	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment, Net
7.	Property and equipment, net

Property and equipment, net, is comprised of the following (in thousands):

	Estimated	June 30,	December 31,
	useful lives	2020	2019

Furniture and fixtures	5 years	$293	$338
Computer equipment	3 years	199	—
Leasehold improvements	Lesser of useful life or lease term	1,572	—
		2,064	338
Less: Accumulated depreciation		(131)	(3)
Total property and equipment, net		$1,933	$335

Fubo TV Pre-Merger [Member]
Property and Equipment, Net

4. Property and Equipment, net

Property and equipment, net, is comprised of the following:

	Estimated	March 31,	December 31,
	useful lives	2020	2019

Furniture and fixtures	5 years	$572	$572
Computer equipment	3 years	682	653
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272

		3,526	3,497
Less: Accumulated depreciation		(1,484)	(1,349)
Total property and equipment, net		$2,042	$2,148

4. Property and Equipment, net

Property and equipment, net, is comprised of the following:

	Estimated useful lives	December 31,
		2019	2018
Furniture and fixtures	5 years	$572	$569
Computer equipment	3 years	653	520
Leasehold improvements	Lesser of useful life or lease term	2,272	2,272
		3,497	3,361
Less: Accumulated depreciation		(1,349)	(733)
Total property and equipment, net		$2,148	$2,628